Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Current tax expense	$ 626,500	$ 219,406
Deferred tax expense	1,887,558	1,248,495
Total income tax expense	$ 2,514,058	$ 1,467,901